Total Capital and Net Income Per Common Unit - Summary of Issuances of Common Units (Details) - USD ($)		1 Months Ended			12 Months Ended
	Sep. 25, 2017	Sep. 30, 2017	Jun. 30, 2016	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2013
Capital Unit [Line Items]
COP/Private, Gross Proceeds					$ 625,387,000	$ 144,812,000	$ 124,346,000
Private, Gross/Net Proceeds				$ 306,100,000			(306,122,000)
PIK, Gross Proceeds					(18,988,000)	(15,239,000)
Series C Conversion, Gross Proceeds						47,171,000
Brookfield
Capital Unit [Line Items]
Number of common units issued	244,000,000	244,000,000
Number of warrants to be issued (in units)		62,400,000
Cash consideration	$ 610,000,000	$ 610,000,000
Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	12,000,000	12,000,000
Number of warrants to be issued (in units)		3,100,000
Cash consideration	$ 30,000,000	$ 30,000,000
Common Units
Capital Unit [Line Items]
Series C Conversion, Number of Common Units Issued			1,900,000
Inducement Premium on Series C Preferred Units Conversion
Capital Unit [Line Items]
Series C Conversion, Number of Common Units Issued			6,400,000
Series C Preferred Units | Induced Exchange of Series C Preferred Units
Capital Unit [Line Items]
Units converted			1,900,000
General Partnership Capital
Capital Unit [Line Items]
Offering Price (USD per unit)			$ 4.55
General Partner
Capital Unit [Line Items]
COP/Private, Gross Proceeds					588,000	3,058,000	71,000
Private, Gross/Net Proceeds							(6,122,000)
PIK, Gross Proceeds					699,000	630,000
Series C Conversion, Gross Proceeds						889,000
Net Proceeds					29,800,000	500,000
General Partner | Capital Units
Capital Unit [Line Items]
PIK, Gross Proceeds					$ 29,800,000	$ 500,000
Limited Partner
Capital Unit [Line Items]
PIK, Number of Common Units Issued						4,558,624
COP/Private, Gross Proceeds		640,000,000					$ 3,600,000
Series C Conversion, Gross Proceeds			$ 900,000
Net Proceeds		$ 628,100,000	$ 700,000
Limited Partner | Common Units
Capital Unit [Line Items]
COP/Private, Number of Common Units Issued	256,000,000	256,000,000	21,978,022		256,000,000	27,504,000	211,077
Private, Number of Common Units Issued				14,402,304			14,402,000
COP, Number of Common Units Issued						5,525,310
PIK, Number of Common Units Issued					6,391,087	4,558,000
Series C Conversion, Number of Common Units Issued			8,323,809			8,324,000
Offering Price (USD per unit)				$ 20.83
COP/Private, Gross Proceeds			$ 102,000,000
COP, Gross Proceeds						$ 31,800,000
Net Proceeds			99,500,000			31,000,000
Limited Partner | Common Units and Additional Paid-in Capital
Capital Unit [Line Items]
COP/Private, Gross Proceeds					$ 504,851,000	127,957,000	$ 3,485,000
Private, Gross/Net Proceeds							(300,000,000)
PIK, Gross Proceeds					$ (19,687,000)	(15,869,000)
Series C Conversion, Gross Proceeds						$ 46,282,000
Net Proceeds							$ 3,500,000
Limited Partner | Maximum
Capital Unit [Line Items]
Issue new common units, limited partner interests			$ 100,000,000					$ 100,000,000
Warrants | Brookfield
Capital Unit [Line Items]
Number of common units issued	62,400,000
Expenses from acquisition		$ 1,400,000
Warrants | Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	3,100,000	3,100,000